LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 4) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period				$ 18,306,114				$ 17,116,595	$ 18,306,114	$ 17,116,595	$ 25,713,622
Provision charged (credit) to expense	310,000	200,000	500,000	200,000	6,850,000	1,800,000	1,375,000	2,065,000	1,210,000	12,090,000	14,450,000
Charge-offs									(5,993,644)	(15,685,376)	(23,652,245)
Recoveries									2,455,951	4,784,895	605,218
Balance at the end of the period	15,978,421				18,306,114				15,978,421	18,306,114	17,116,595
Allowance balance at end of period based on:
Loans individually evaluated for impairment	1,198,624				2,405,717				1,198,624	2,405,717
Loans collectively evaluated for impairment	14,779,797				15,900,397				14,779,797	15,900,397
Total balance at the end of the period	15,978,421				18,306,114				15,978,421	18,306,114	17,116,595
Recorded investment in loans receivable at end of period:
Total loans receivable	1,126,839,911				1,006,974,382				1,126,839,911	1,006,974,382
Loans receivable individually evaluated for impairment	27,152,492				27,768,149				27,152,492	27,768,149
Loans receivable collectively evaluated for impairment	1,099,687,419				979,206,233				1,099,687,419	979,206,233
Single-family residential loans [Member]
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period				9,973,713				9,348,111	9,973,713	9,348,111
Provision charged (credit) to expense									853,386	7,168,043
Charge-offs									(3,966,996)	(7,398,939)	(16,759,274)
Recoveries									811,338	856,498	334,727
Balance at the end of the period	7,671,441				9,973,713				7,671,441	9,973,713	9,348,111
Allowance balance at end of period based on:
Loans individually evaluated for impairment	1,048,993				1,852,701				1,048,993	1,852,701
Loans collectively evaluated for impairment	6,622,448				8,121,012				6,622,448	8,121,012
Total balance at the end of the period	7,671,441				9,973,713				7,671,441	9,973,713	9,348,111
Recorded investment in loans receivable at end of period:
Total loans receivable	406,213,818				368,073,208				406,213,818	368,073,208
Loans receivable individually evaluated for impairment	16,915,315				18,902,744				16,915,315	18,902,744
Loans receivable collectively evaluated for impairment	389,298,503				349,170,464				389,298,503	349,170,464
Commercial Loan [Member]
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period				8,110,926				7,633,303	8,110,926	7,633,303
Provision charged (credit) to expense									258,807	4,773,790
Charge-offs									(1,898,975)	(8,179,343)	(6,677,515)
Recoveries									1,613,850	3,883,176	249,158
Balance at the end of the period	8,084,608				8,110,926				8,084,608	8,110,926	7,633,303
Allowance balance at end of period based on:
Loans individually evaluated for impairment	149,631				536,529				149,631	536,529
Loans collectively evaluated for impairment	7,934,977				7,574,397				7,934,977	7,574,397
Total balance at the end of the period	8,084,608				8,110,926				8,084,608	8,110,926	7,633,303
Recorded investment in loans receivable at end of period:
Total loans receivable	716,595,562				636,138,165				716,595,562	636,138,165
Loans receivable individually evaluated for impairment	10,222,559				8,758,681				10,222,559	8,758,681
Loans receivable collectively evaluated for impairment	706,373,003				627,379,484				706,373,003	627,379,484
Consumer Loan [Member]
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period				24,947				28,272	24,947	28,272
Provision charged (credit) to expense									100,760	58,548
Charge-offs									(127,673)	(107,094)
Recoveries									30,763	45,221
Balance at the end of the period	28,797				24,947				28,797	24,947
Allowance balance at end of period based on:
Loans individually evaluated for impairment					16,487					16,487
Loans collectively evaluated for impairment	28,797				8,460				28,797	8,460
Total balance at the end of the period	28,797				24,947				28,797	24,947
Recorded investment in loans receivable at end of period:
Total loans receivable	4,030,531				2,763,009				4,030,531	2,763,009
Loans receivable individually evaluated for impairment	14,618				106,724				14,618	106,724
Loans receivable collectively evaluated for impairment	4,015,913				2,656,285				4,015,913	2,656,285
Unallocated Financing Receivables [Member]
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance at the beginning of the period				196,528				106,909	196,528	106,909
Provision charged (credit) to expense									(2,953)	89,619
Balance at the end of the period	193,575				196,528				193,575	196,528
Allowance balance at end of period based on:
Loans collectively evaluated for impairment	193,575				196,528				193,575	196,528
Total balance at the end of the period	$ 193,575				$ 196,528				$ 193,575	$ 196,528